Derivative Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Embedded Conversion Feature and Warrant Liability:
Risk-free interest rate		0.30%
Expected volatility		123.54%
Fair Value Assumptions, Expected Term		4 years 7 months 2 days
Expected dividend yield
Number of shares	120,000	500,000
Fair value		$ 1,650,243
February 21, 2014 [Member]
Embedded Conversion Feature and Warrant Liability:
Risk-free interest rate	1.52%
Expected volatility	105.36%
Fair Value Assumptions, Expected Term	4 years 10 months 17 days
Expected dividend yield
Number of shares	1,391,539
Fair value	4,589,734
February 18, 2014 [Member]
Embedded Conversion Feature and Warrant Liability:
Risk-free interest rate	0.10%
Expected volatility	105.36%
Fair Value Assumptions, Expected Term	9 months
Expected dividend yield
Number of shares	55,497
Fair value	98,722
January 13, 2014 [Member]
Embedded Conversion Feature and Warrant Liability:
Risk-free interest rate	1.60%
Expected volatility	123.54%
Fair Value Assumptions, Expected Term	5 years
Expected dividend yield
Number of shares	941,539
Fair value	3,450,976
May 25, 2013 [Member]
Embedded Conversion Feature and Warrant Liability:
Risk-free interest rate		0.30%
Expected volatility		91.17%
Fair Value Assumptions, Expected Term		1 year 7 months 6 days
Expected dividend yield
Number of shares		120,000
Fair value		$ 44,966